Carve-Out Statements of Cash Flows - BigToken Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows From Operating Activities
Net loss	$ (9,924,000)	$ (11,534,000)	$ (15,604,000)	$ (5,461,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Allocations of corporate overhead	6,423,000	4,525,000	6,510,000	3,460,000
Stock-based compensation expense	237,000	278,000	467,000
Provision for bad debts	29,000	246,000	446,000	3,000
Depreciation expense	2,000	1,000	1,000
Amortization of intangibles	385,000	240,000	348,000	143,000
Realized gain on marketable securities	(333,000)	(50,000)	(50,000)	(23,000)
Unrealized loss on marketable securities		6,000	6,000	3,000
Changes in operating assets and liabilities
Accounts receivable	165,000	(353,000)	(532,000)	82,000
Prepaid expenses	168,000	(122,000)	(56,000)	9,000
Other current assets		(5,000)	(1,000)
Accounts payable and accrued expenses	(370,000)	23,000	536,000	263,000
Other current liabilities	(182,000)	772,000	445,000
Net Cash Used in Operating Activities	(3,400,000)	(5,973,000)	(7,484,000)	(1,521,000)
Cash Flows From Investing Activities
Proceeds from the sale of marketable securities	397,000
Purchase of property and equipment				(4,000)
Purchase of software	(435,000)	(537,000)	(748,000)	(444,000)
Net Cash Used by Investing Activities	(38,000)	(537,000)	(748,000)	(448,000)
Cash Flows From Financing Activities
Cash transfer from parent, net	3,529,000	6,492,000	8,194,000	2,001,000
Net Cash Provided by Financing Activities	3,529,000	6,492,000	8,194,000	2,001,000
Net increase (decrease) in Cash	91,000	(18,000)	(38,000)	32,000
Cash, Beginning of Period	1,000	39,000	39,000	7,000
Cash, End of Period	$ 92,000	$ 21,000	$ 1,000	$ 39,000